SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2019
Net Revenues, Operating Costs And Expenses, Operating Income, And Total Assets By Segment
The Group operates primarily in the PRC and substantially all of the Group’s long-lived assets are located in the PRC. The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue
s
, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

	Year s ended September 30,
	2017	2018	2019
	US$	US$	US$
Net revenues	130,988	166,668	211,822
Professional education services	114,190	150,484	196,047
Business start-up training services	5,276	4,608	2,796
Sale s of learning simulation software	11,522	11,576	12,979
Operating costs and expenses:
Cost of sales	(57,412)	(87,883)	(104,741)
Professional education services	(50,168)	(79,168)	(96,044)
Business start-up training services	(2,069)	(2,644)	(1,777)
Sale s of learning simulation software	(5,175)	(6,071)	(6,920)
Selling and marketing	(34,910)	(44,717)	(61,460)
Professional education services	(30,696)	(39,698)	(56,334)
Business start-up training services	(869)	(1,127)	(1,226)
Sale s of learning simulation software	(3,345)	(3,892)	(3,900)
General and administrative	(15,955)	(16,760)	(20,064)
Professional education services	(12,890)	(14,548)	(16,745)
Business start-up training services	(1,034)	(896)	(1,930)
Sale s of learning simulation software	(2,031)	(1,316)	(1,389)
Impairment of goodwill	—	—	(1,517)
Business start-up training services	—	—	(1,517)
Unallocated corporate expenses	(3,513)	(4,493)	(4,855)
Total operating costs and expenses	(111,790)	(153,853)	(192,637)
Professional education services	(93,754)	(133,414)	(169,123)
Business start-up training services	(3,972)	(4,667)	(6,450)
Sale s of learning simulation software	(10,551)	(11,279)	(12,209)
Unallocated corporate expenses	(3,513)	(4,493)	(4,855)
Other operating income	1,912	3,051	2,968
Professional education services	184	643	1,053
Business start-up training services	91	76	102
Sale s of learning simulation software	1,637	2,332	1,813
Operating income (loss)	21,110	15,950	22,848
Professional education services	20,620	17,797	28,672
Business start-up training services	1,395	17	(3,552)
Sale s of learning simulation software	2,608	2,629	2,583
Unallocated corporate expenses	(3,513)	(4,493)	(4,855)
Segment assets	224,551	328,925	355,350
Professional education services	133,836	236,496	273,005
Business start-up training services	45,569	46,205	36,735
Sale s of learning simulation software	45,146	46,224	45,610
Total assets	224,551	328,925	355,350
Amortization and depreciation	4,790	6,299	12,723
Professional education services	3,001	4,479	10,939
Business start-up training services	36	36	69
Sale s of learning simulation software	1,753	1,784	1,715
(Loss) gain from equity method investments	(153)	(172)	(1,484)
Professional education services	(153)	58	(1,173)
Business start-up training services	—	(230)	(311)
Sale s of learning simulation software	—	—	—